PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Deposits (i)	¥ 327,987		¥ 162,885
Funds receivable from external payment network providers (ii)	41,354		46,141
Prepaid expenses	17,247		4,976
Interest receivable	14,905		9,537
Guarantee receivable	2,890		3,021
Funds receivable for disposal of financing receivables	1,989		62,444
Goodwill	4,778		4,778
Others	15,361		27,629
Total	¥ 426,511	$ 60,073	¥ 321,411